Available-for-Sale Securities (Detail) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities, Balance Sheet, Reported Amounts [Abstract]
Amortized cost - maturity less than 1 year		$ 10
Amortized cost - maturity between 1 and 5 years		82
Amortized cost - maturity between 6 and 10 years		75
Amortized cost - maturity in excess of 10 years		65
Amortized cost total		232
Fair value - maturity less than 1 year		10
Fair value - maturity between 1 and 5 years		84
Fair value - maturity between 6 and 10 years		76
Fair value - maturity in excess of 10 years		68
Fair value total		238
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Proceeds from sales of NDT securities	[1]	100	$ 65
Other proceeds from sales			3
Gross realized gains	[2]	13	8
Gross realized losses	[2]	9	$ 4
NDT Funds
Available-for-sale Securities, Balance Sheet, Reported Amounts [Abstract]
Amortized cost		532		$ 522
Gross unrealized gains		427		428
Gross unrealized losses		1		0
Fair value		958		950
NDT Funds | Cash and cash equivalents
Available-for-sale Securities, Balance Sheet, Reported Amounts [Abstract]
Amortized cost		15		19
Gross unrealized gains		0		0
Gross unrealized losses		0		0
Fair value		15		19
NDT Funds | Equity securities
Available-for-sale Securities, Balance Sheet, Reported Amounts [Abstract]
Amortized cost		292		283
Gross unrealized gains		420		417
Gross unrealized losses		0		0
Fair value		712		700
NDT Funds | Debt securities
Available-for-sale Securities, Balance Sheet, Reported Amounts [Abstract]
Amortized cost		225		218
Gross unrealized gains		7		11
Gross unrealized losses		1		0
Fair value		231		229
NDT Funds | Receivables/payables, net
Available-for-sale Securities, Balance Sheet, Reported Amounts [Abstract]
Amortized cost		0		2
Gross unrealized gains		0		0
Gross unrealized losses		0		0
Fair value		0		2
Auction Rate Securities
Available-for-sale Securities, Balance Sheet, Reported Amounts [Abstract]
Amortized cost		7		8
Gross unrealized gains		0		0
Gross unrealized losses		0		0
Fair value		$ 7		8
PPL Energy Supply LLC [Member]
Available-for-sale Securities, Balance Sheet, Reported Amounts [Abstract]
Amortized cost - maturity less than 1 year				10
Amortized cost - maturity between 1 and 5 years				87
Amortized cost - maturity between 6 and 10 years				64
Amortized cost - maturity in excess of 10 years				65
Amortized cost total				226
Fair value - maturity less than 1 year				10
Fair value - maturity between 1 and 5 years				89
Fair value - maturity between 6 and 10 years				67
Fair value - maturity in excess of 10 years				71
Fair value total				237
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Proceeds from sales of NDT securities				154	$ 144	$ 139
Other proceeds from sales				9		3
Gross realized gains	[2]			23	17	29
Gross realized losses	[2]			10	7	$ 21
PPL Energy Supply LLC [Member] | NDT Funds
Available-for-sale Securities, Balance Sheet, Reported Amounts [Abstract]
Amortized cost				522	497
Gross unrealized gains				428	370
Gross unrealized losses					3
Fair value				$ 950	864
Percentage of shortfall PPL Susquehanna would be obligated to fund				90.00%
PPL Energy Supply LLC [Member] | NDT Funds | Cash and cash equivalents
Available-for-sale Securities, Balance Sheet, Reported Amounts [Abstract]
Amortized cost				$ 19	14
Gross unrealized gains				0	0
Gross unrealized losses				0	0
Fair value				19	14
PPL Energy Supply LLC [Member] | NDT Funds | Equity securities
Available-for-sale Securities, Balance Sheet, Reported Amounts [Abstract]
Amortized cost				283	265
Gross unrealized gains				417	363
Fair value				700	628
PPL Energy Supply LLC [Member] | NDT Funds | Debt securities
Available-for-sale Securities, Balance Sheet, Reported Amounts [Abstract]
Amortized cost				218	217
Gross unrealized gains				11	7
Gross unrealized losses					3
Fair value				229	221
PPL Energy Supply LLC [Member] | NDT Funds | Receivables/payables, net
Available-for-sale Securities, Balance Sheet, Reported Amounts [Abstract]
Amortized cost				2	1
Fair value				2	1
PPL Energy Supply LLC [Member] | Auction Rate Securities
Available-for-sale Securities, Balance Sheet, Reported Amounts [Abstract]
Amortized cost				8	17
Gross unrealized losses					1
Fair value				$ 8	$ 16

[1]	These proceeds are used to pay income taxes and fees related to managing the trust. Remaining proceeds are reinvested in the trust.
[2]	Excludes the impact of other-than-temporary impairment charges recognized on the Statements of Income.